Business Acquisitions - Additional Information (Detail)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 26, 2019 CAD ($) shares	Jul. 26, 2019 USD ($) $ / shares shares	Jul. 10, 2019 CAD ($)	Apr. 22, 2019 USD ($)	Jan. 22, 2019 USD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)		Dec. 31, 2019 CAD ($) shares	Oct. 08, 2020 CAD ($)	Jan. 24, 2020 CAD ($)	Jan. 24, 2020 $ / shares	Apr. 22, 2019 CAD ($)	Jan. 22, 2019 CAD ($)	Jan. 22, 2019 USD ($)
Disclosure of business combinations [line item]
Secured loans						$ 26,882,342		$ 26,882,342		$ 13,215,601	[1],[2]	$ 13,152,300	[2]
Shares issued to extinguish the loan from Flow Capital														$ 606,495
Repayments of borrowings								10,446,351	$ 7,765,764	9,781,554		9,011,638		6,787,528
Legal and professional fees						$ 1,937,034	$ 2,409,557	$ 8,673,423	$ 6,639,590	9,085,436		8,886,341		4,351,812
Contingent shares issuable to Flow Capital														712,000
Par value per share | $ / shares																	$ 18.18
Agnity global inc [member]
Disclosure of business combinations [line item]
Royalty expense				$ 10,000
Consideration in cash																		$ 552,250
Initial fair value of loans																		5,556,587
Liabilities payable to third party																		$ 43,050
Proportion of ownership interests held by non-controlling interests				100.00%
Number of common shares acquired in business combination																		6,324,660
Discount rates used in current estimate of value in use																		16.00%
mCloud technologies services inc. (member)
Disclosure of business combinations [line item]
Consideration in cash			$ 4,650,689
Number of common shares acquired in business combination			1,200,000
Business combination transaction costs			$ 9,869,589
Consulting fees			750,000
Legal and professional fees			239,589
Fair value of equity shares acquired			$ 13,320,000											$ 8,880,000
Common shares issued for brokering and due diligence | shares														800,000
Construction systems associates inc usa (member)
Disclosure of business combinations [line item]
Consideration in cash																$ 703,212
Initial fair value of loans																371,610
Fair value of equity shares acquired																$ 2,304,073
Contingent consideration payable										0
Contingent consideration recognised in other income										838,932
Kanepi [member]
Disclosure of business combinations [line item]
Consideration in cash															$ 4,657,512
Fair value of equity shares acquired															$ 5,882,547
Contingent consideration payable										$ 171,092		$ 568,638
Discount rates used in current estimate of value in use										27.00%
Royalty agreement [member] | Flow capital corp [member]
Disclosure of business combinations [line item]
Financial asset receivable																				$ 2,834,750
Consideration in cash																			$ 204,604	153,227
Secured loan agreement [member] | Flow capital corp [member]
Disclosure of business combinations [line item]
Consideration in cash																				525,000
Initial fair value of loans																			$ 2,670,600	2,000,000
Secured loans																				$ 2,000,000
Borrowings interest rate																			25.00%	25.00%
Option to repay the loan percentage																			100.00%	100.00%
Shares issued to extinguish the loan from Flow Capital (Shares) | shares	50,000	50,000			50,000
Shares issued to extinguish the loan from Flow Capital		$ 606,495			$ 606,495
Liability component included in compound instrument options																				$ 525,000
Conversion of equity shares value					81,495
Repayments of borrowings		$ 2,000,000
Borrowings settled in cash	$ 2,703,148
Contingent shares issuable to Flow Capital	$ 712,000
Secured loan agreement [member] | Flow capital corp [member] | Tranche one [member]
Disclosure of business combinations [line item]
Share price | $ / shares		$ 30
Number of shares will be issued | shares		50,000
Secured loan agreement [member] | Flow capital corp [member] | Tranche two [member]
Disclosure of business combinations [line item]
Share price | $ / shares		$ 60
Number of shares will be issued | shares		33,333
Secured loan agreement [member] | Flow capital corp [member] | Tranche three [member]
Disclosure of business combinations [line item]
Share price | $ / shares		$ 90
Number of shares will be issued | shares		33,333
Bottom of range [member]
Disclosure of business combinations [line item]
Percentage of entity revenue										10.00%
Bottom of range [member] | Royalty agreement [member] | Flow capital corp [member]
Disclosure of business combinations [line item]
Royalty expense					$ 41,667
Percentage of entity revenue					4.25%

[1]	Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.
[2]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.